Significant Acquisitions (Details) - Hess Corporation U.S. East Coast Business Operations Acquisition $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 18, 2013 USD ($)
Business Acquisition [Line Items]
Total consideration		$ 30,000
Storage capacity	250,000